Segments (Tables)	6 Months Ended	12 Months Ended
	Jul. 28, 2012	Jan. 28, 2012
Reconciliation Schedule of Operating Profit (Loss) from Segments to Consolidated

A summary of financial results by reportable segment is as follows:

	13 Weeks Ended		26 Weeks Ended
(In millions)	July 28, 2012	July 30, 2011	July 28, 2012	July 30, 2011
Net sales
Domestic	$1,504	$1,574	$3,122	$3,217
International	1,048	1,074	2,042	2,067

Total Net sales	$2,552	$2,648	$5,164	$5,284

Operating earnings (loss)
Domestic	$85	$72	$185	$152
International	39	51	25	43
Corporate and other	(81)	(75)	(157)	(154)

Operating earnings	43	48	53	41
Interest expense	(103)	(112)	(215)	(240)
Interest income	4	2	8	4

Loss before income taxes	$(56)	$(62)	$(154)	$(195)

A summary of financial results by reportable segment is as follows:

	Fiscal years ended
(In millions)	January 28, 2012	January 29, 2011	January 30, 2010

Net sales
Domestic	$8,393	$8,621	$8,317
International	5,516	5,243	5,251

Total Net sales	$13,909	$13,864	$13,568

Operating earnings (loss)
Domestic(1)	$525	$579	$659
International(2)	377	367	341
Corporate and other(3)	(320)	(300)	(216)

Operating earnings	582	646	784
Interest expense	(442)	(521)	(447)
Interest income	10	7	7

Earnings before income taxes	$150	$132	$344

(1)	Includes impairment losses on long-lived assets of $5 million, $8 million and $6 million for fiscals 2011, 2010 and 2009, respectively. Also includes the impact of net gains on sales of properties of $3 million, $5 million and $6 million for fiscals 2011, 2010 and 2009, respectively. In addition, fiscal 2010 includes approximately $23 million in litigation settlement expenses for certain legal matters and a $16 million non-cash cumulative correction of prior period straight-line lease accounting. Refer to Note 1 entitled “SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES,” Note 5 entitled “PROPERTY AND EQUIPMENT” and Note 14 entitled “LITIGATION AND LEGAL PROCEEDINGS” for further details.

(2)	Includes impairment losses on long-lived assets of less than $1 million, $3 million and $1 million for fiscals 2011, 2010 and 2009, respectively. Also includes the impact of net gains on sales of properties of $5 million for fiscal 2010. Refer to Note 1 entitled “SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES” and Note 5 entitled “PROPERTY AND EQUIPMENT” for further details.

(3)	Includes gift card breakage income of $17 million, $18 million and $18 million for fiscals 2011, 2010 and 2009, respectively. In addition, fiscal 2009 includes a $51 million gain related to the litigation settlement with Amazon. Refer to Note 1 entitled “SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES” and Note 14 entitled “LITIGATION AND LEGAL PROCEEDINGS” for further details.

Summary Schedule of Merchandise Inventories by Segment

(In millions)	July 28, 2012	January 28, 2012	July 30, 2011
Merchandise inventories
Domestic	$1,377	$1,423	$1,479
International	938	809	963

Total Merchandise inventories	$2,315	$2,232	$2,442

Summary of Depreciation, Amortization and Capital Expenditures

	Fiscal years ended
(In millions)	January 28, 2012	January 29, 2011	January 30, 2010

Depreciation and amortization
Domestic	$232	$232	$220
International	127	115	122
Corporate	44	41	34

Total Depreciation and amortization	$403	$388	$376

Capital expenditures
Domestic	$241	$180	$121
International	100	105	50
Corporate	39	40	21

Total Capital expenditures	$380	$325	$192

Net Sales and Long Lived Assets by Country or Region

(In millions)	January 28, 2012	January 29, 2011

Merchandise inventories
Domestic	$1,423	$1,383
International	809	721

Total Merchandise inventories	$2,232	$2,104

Total Assets
Domestic	$4,468	$4,454
International	2,782	2,592
Corporate and other(1)	1,592	1,786

Total Assets(2)	$8,842	$8,832

(1)	Includes cash and cash equivalents, deferred tax assets and other corporate assets.

(2)	We have adjusted our prior year presentation based on a revised allocation of certain assets to Corporate and other which resulted in an increase in Corporate and other of $212 million, a decrease in Domestic of $168 million and a decrease in International of $44 million for fiscal 2010.

Domestic
Percentage of Consolidated Net Sales from Product Category

Our percentages of consolidated Net sales by product category for the thirteen and twenty-six weeks ended July 28, 2012 and July 30, 2011 were as follows:

	13 Weeks Ended		26 Weeks Ended
Domestic:	July 28, 2012	July 30, 2011	July 28, 2012	July 30, 2011
Core Toy	11.2%	11.0%	11.2%	10.8%
Entertainment	6.4%	7.7%	7.4%	8.5%
Juvenile	48.4%	48.1%	49.1%	49.4%
Learning	16.4%	15.3%	15.9%	15.0%
Seasonal	16.2%	16.4%	14.9%	14.8%
Other (1)	1.4%	1.5%	1.5%	1.5%
Total	100%	100%	100%	100%

(1)	Consists primarily of shipping and other non-product related revenues.

The following tables show our percentage of Net sales by product category:

	Fiscal years ended
Domestic:	January 28, 2012	January 29, 2011	January 30, 2010

Core Toy	15.9%	15.4%	14.8%
Entertainment	12.8%	14.0%	15.5%
Juvenile	36.6%	36.9%	37.2%
Learning	21.4%	20.3%	19.6%
Seasonal	11.9%	12.2%	11.7%
Other(1)	1.4%	1.2%	1.2%

Total	100%	100%	100%

(1)	Consists primarily of shipping and other non-product related revenues.

International
Percentage of Consolidated Net Sales from Product Category

	13 Weeks Ended		26 Weeks Ended
International:	July 28, 2012	July 30, 2011	July 28, 2012	July 30, 2011
Core Toy	18.6%	18.7%	18.7%	18.3%
Entertainment	9.1%	9.1%	9.2%	10.0%
Juvenile	27.6%	27.7%	27.9%	28.1%
Learning	23.6%	21.9%	24.1%	22.2%
Seasonal	20.3%	21.6%	19.3%	20.4%
Other (1)	0.8%	1.0%	0.8%	1.0%

Total	100%	100%	100%	100%

(1)	Consists primarily of license fees from unaffiliated third parties and other non-product related revenues.

	Fiscal years ended
International:	January 28, 2012	January 29, 2011	January 30, 2010

Core Toy	22.0%	21.3%	20.3%
Entertainment	11.9%	13.4%	15.6%
Juvenile	21.6%	21.7%	20.7%
Learning	27.8%	26.9%	27.0%
Seasonal	15.9%	15.9%	15.7%
Other(1)	0.8%	0.8%	0.7%

Total	100%	100%	100%

(1)	Consists primarily of licensing fees from unaffiliated third parties and other non-product related revenues.

Net Sales
Net Sales and Long Lived Assets by Country or Region

Our Net sales and long-lived assets by country or region are as follows:

	Fiscal years ended
(In millions)	January 28, 2012	January 29, 2011	January 30, 2010

Net sales
United States(1)	$8,393	$8,621	$8,317
Japan	1,988	1,866	1,791
Europe(2)	1,574	1,493	1,587
Canada	884	833	745
U.K.	758	792	891
Australia	245	243	223
China and Southeast Asia(3)	49	—	—
Other (4)	18	16	14

Total Net sales	$13,909	$13,864	$13,568

(1)	Includes our wholly-owned operations in Puerto Rico.

(2)	Includes our wholly-owned operations in Germany, Austria, Switzerland, France, Spain and Portugal. Beginning in fiscal 2011, also includes our wholly-owned operations in Poland.

(3)	Includes our majority-owned operations as of October 31, 2011. Refer to Note 17 entitled “ACQUISITIONS” for further details.

(4)	Represents licensing fees from unaffiliated third parties.

Total Long Lived Assets
Net Sales and Long Lived Assets by Country or Region

(In millions)	January 28, 2012	January 29, 2011

Long-lived assets
United States(1)	$2,806	$2,813
Japan	618	621
Europe(2)	427	440
U.K.	293	302
Canada	239	237
China and Southeast Asia	29	—
Australia	27	24

Total Long-lived assets	$4,439	$4,437

(1)	Includes our wholly-owned operations in Puerto Rico.

(2)	Includes our wholly-owned operations in Germany, Austria, Switzerland, France, Spain and Portugal. Beginning in fiscal 2011, also includes our wholly-owned operations in Poland.